Offerings - Offering: 1	Jun. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit	20.91
Maximum Aggregate Offering Price	$ 3,136,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 480.20
Offering Note
(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional indeterminable number of shares of First Western Financial, Inc. (the “Company”) common stock, no par value (“Common Stock”), that may become issuable pursuant to the First Western Financial, Inc. Omnibus Incentive Plan, as amended and restated April 23, 2025 (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant’s receipt of consideration, which results in an increase in the number of outstanding shares of the registrant’s Common Stock.

(2) Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act. The maximum offering price per share and the maximum aggregate offering price are based on a price of $20.91 per share, which is the average of the high and low sales prices of shares of Common Stock on The Nasdaq Stock Market LLC on June 16, 2025.